Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2022
Basis of preparation
Schedule of functional currencies of each subsidiaries

Company/Subsidiary	Functional currency
VIQ Solutions Inc.	CAD
Dataworxs Systems Limited	CAD
VIQ Solutions, Inc.	USD
VIQ Australia PTY Ltd.	AUD
Dataworxs Systems Australia Ltd.	AUD
VIQ Solutions PTY Ltd.	AUD
VIQ Solutions Australia PTY Ltd.	AUD
VIQ PTY Ltd.	AUD
VIQ Australia Services PTY Ltd.	AUD
VIQ Services Inc.	USD
Net Transcripts, Inc.	USD
Hometech, Inc.	USD
Transcription Express, Inc.	USD
VIQ Media Transcription Inc.	USD
wordZexpressed, Inc.	USD
VIQ Solutions (UK) Limited	GBP
VIQ Services (UK) Limited	GBP
The Transcription Agency LLP	GBP

Schedule of exchange rates used

USD / CAD exchange rate	December 31, 2022	December 31, 2021	December 31, 2020
Closing at the reporting date	0.7370	0.7874	0.7847
Average rate for the year	0.7685	0.7976	0.7480

USD / AUD exchange rate	December 31, 2022	December 31, 2021	December 31, 2020
Closing at the reporting date	0.6805	0.7261	0.7708
Average rate for the year	0.6940	0.7525	0.6901

USD / GBP exchange rate	December 31, 2022	December 31, 2021	December 31, 2020
Closing at the reporting date	1.2103	1.3510	1.3648
Average rate for the year	1.2368	1.3762	1.2831